Equity - Summary of Changes in Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of number of shares outstanding [abstract]
Initial shares	2,072,922	2,072,922	2,072,922
Shares issuance	27,910	0	0
Final shares	2,100,832	2,072,922	2,072,922